Unaudited Condensed Consolidated Statements Of Operations And Comprehensive Income (Loss) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Oct. 01, 2023		Sep. 30, 2022		Oct. 01, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income Statement [Line Items]
Interest Expense	$ 1,902	[1]	$ 941	[1]	$ 8,870	[1]	$ 2,672	[1]	$ 4,986	[2]	$ 1,712	[2]	$ 523	[2]
Other income (expense), net	(38,003)	[3]	4	[3]	(28,302)	[3]	3,180	[3]	(1,858)	[4]	(240)	[4]	(41)	[4]
Related Party
Income Statement [Line Items]
Interest Expense	100		0		400		100		300		700		200
Other income (expense), net	$ 36,900		$ 0		$ 36,900		$ 1,400		$ 1,400		$ 0		$ 0

[1]	Includes interest expense to related parties of less than $0.1 million and $0.4 million during the thirteen and thirty-nine weeks ended October 1, 2023, respectively, and zero and $0.1 million during the three and nine months ended September 30, 2022, respectively.
[2]	Includes interest expense to related parties of $0.3 million, $0.7 million and $0.2 million during the years ended December 31, 2022, 2021 and 2020, respectively.
[3]	Other income (expense), net includes other expense, net to related parties of $36.9 million for each of the thirteen and thirty-nine weeks ended October 1, 2023, and other income, net of zero and $1.4 million during the three and nine months ended September 30, 2022, respectively.
[4]	Other income (expense), net includes other income from related parties of $1.4 million, zero and zero during the years ended December 31, 2022, 2021 and 2020, respectively.